Condensed Statements of Changes in Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit - USD ($)		Total	dMY TECHNOLOGY GROUP, INC. III [Member]	Duke [Member] Research And Development Services [Member] Amended Option Agreement [Member]	Common Stock [Member]	Common Stock [Member] Duke [Member] Research And Development Services [Member] Amended Option Agreement [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Additional Paid-In Capital [Member] Duke [Member] Research And Development Services [Member] Amended Option Agreement [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Class A Shares [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Class A Shares [Member] Common Stock [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Class B Shares [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Class B Shares [Member] Common Stock [Member] dMY TECHNOLOGY GROUP, INC. III [Member]	Series A Convertible Redeemable Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member] University Of Maryland [Member] Additional Patents [Member]	Series B Convertible Redeemable Preferred Stock [Member] Common Stock [Member] University Of Maryland [Member] Additional Patents [Member]	Series B Convertible Redeemable Preferred Stock [Member] Additional Paid-In Capital [Member] University Of Maryland [Member] Additional Patents [Member]	Series B-1 Convertible Redeemable Preferred Stock [Member]	Series B-1 Warrants Relating To Redeemable Convertible Preferred Stock [Member]
Temporary Equity at Dec. 31, 2018																$ 1,925,000	$ 21,042,000
Temporary Equity (in shares) at Dec. 31, 2018																2,000,000	9,725,227
Balance at Dec. 31, 2018		$ (13,216,000)					$ 2,039,000			$ (15,255,000)
Balance (in shares) at Dec. 31, 2018					3,580,503
Net loss		(8,926,000)								(8,926,000)
Stock Options Exercised		$ 296,000			$ 1,000		295,000
Stock Options Exercised (in shares)		736,294			736,294
Vesting of Restricted Common Stock		$ 292,000					292,000
Vesting of Restricted Common Stock (in shares)					750,000
Stock-based compensation		594,000					594,000
Issuance of Common Stock in consideration for Additional Patent																		$ 52,000		$ 52,000
Issuance of Common Stock in consideration for Additional Patent (in shares)																			31,765
Issuance of Convertible Redeemable Preferred Stock, net of stock issuance costs		(9,000)					(9,000)										$ 69,000				$ 61,867,000
Issuance of Convertible Redeemable Preferred Stock, net of stock issuance costs (in shares)																	28,571				11,166,941
Balance at Dec. 31, 2019		(20,917,000)			$ 1,000		3,263,000			(24,181,000)
Balance (in shares) at Dec. 31, 2019					5,098,562
Temporary Equity at Dec. 31, 2019		61,867,000														$ 1,925,000	$ 21,111,000				$ 61,867,000
Temporary Equity (in shares) at Dec. 31, 2019																2,000,000	9,753,798				11,166,941
Net loss		(6,928,000)								(6,928,000)
Stock Options Exercised		$ 27,000					27,000
Stock Options Exercised (in shares)		54,187			54,187
Vesting of Restricted Common Stock		$ 146,000					146,000
Vesting of Restricted Common Stock (in shares)					375,000
Stock-based compensation		385,000					385,000
Balance at Jun. 30, 2020		(27,287,000)			$ 1,000		3,821,000			(31,109,000)
Balance (in shares) at Jun. 30, 2020					5,527,749
Temporary Equity at Jun. 30, 2020																$ 1,925,000	$ 21,111,000				$ 61,867,000
Temporary Equity (in shares) at Jun. 30, 2020																2,000,000	9,753,798				11,166,941
Temporary Equity at Dec. 31, 2019		61,867,000														$ 1,925,000	$ 21,111,000				$ 61,867,000
Temporary Equity (in shares) at Dec. 31, 2019																2,000,000	9,753,798				11,166,941
Balance at Dec. 31, 2019		(20,917,000)			$ 1,000		3,263,000			(24,181,000)
Balance (in shares) at Dec. 31, 2019					5,098,562
Net loss		(15,424,000)								(15,424,000)
Stock Options Exercised		$ 293,000					293,000
Stock Options Exercised (in shares)		426,452			426,452
Issuance of common stock for intellectual property and research and development arrangement		$ 2,903,000		$ 2,900,000			2,903,000
Issuance of common stock for intellectual property and research and development arrangement (in shares)				299,946	299,946
Vesting of Restricted Common Stock		170,000					170,000
Vesting of Restricted Common Stock (in shares)					437,500
Stock-based compensation		$ 1,209,000					1,209,000
Issuance of Convertible Redeemable Preferred Stock, net of stock issuance costs (in shares)		0
Vesting of warrant issued to a customer																						$ 566,000
Balance at Dec. 31, 2020		$ (31,766,000)	$ 5,000,010		$ 1,000		7,838,000	$ 21,213,363		(39,605,000)	$ (16,214,598)		$ 495		$ 750
Balance (in shares) at Dec. 31, 2020					6,262,460								4,946,687		7,500,000
Temporary Equity at Dec. 31, 2020			250,533,130													$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Dec. 31, 2020												25,053,313				2,000,000	9,753,798				11,166,941
Temporary Equity at Mar. 31, 2020																$ 1,925,000	$ 21,111,000				$ 61,867,000
Temporary Equity (in shares) at Mar. 31, 2020																2,000,000	9,753,798				11,166,941
Balance at Mar. 31, 2020		(23,915,000)			$ 1,000		3,526,000			(27,442,000)
Balance (in shares) at Mar. 31, 2020					5,300,370
Net loss		(3,667,000)								(3,667,000)
Stock Options Exercised		20,000					20,000
Stock Options Exercised (in shares)					39,879
Vesting of Restricted Common Stock		73,000					73,000
Vesting of Restricted Common Stock (in shares)					187,500
Stock-based compensation		202,000					202,000
Balance at Jun. 30, 2020		(27,287,000)			$ 1,000		3,821,000			(31,109,000)
Balance (in shares) at Jun. 30, 2020					5,527,749
Temporary Equity at Jun. 30, 2020																$ 1,925,000	$ 21,111,000				$ 61,867,000
Temporary Equity (in shares) at Jun. 30, 2020																2,000,000	9,753,798				11,166,941
Balance at Sep. 13, 2020
Balance (in shares) at Sep. 13, 2020
Issuance of Class B common stock to Sponsor (1)	[1]		25,000					24,209							$ 791
Issuance of Class B common stock to Sponsor (1), (in shares)	[1]														7,906,250
Sale of units in initial public offering, less fair value of public warrants			288,000,000					287,997,000					$ 3,000
Sale of units in initial public offering, less fair value of public warrants (in shares)													30,000,000
Offering costs			(16,277,262)					(16,277,262)
Forfeiture of Class B common stock	[1]							41							$ (41)
Forfeiture of Class B common stock (in shares)	[1]														(406,250)
Common stock subject to possible redemption			(250,533,130)					(250,530,625)					$ (2,505)
Common stock subject to possible redemption (in shares)													(25,053,313)
Net loss			(16,214,598)								(16,214,598)			$ 7,200,000
Balance at Dec. 31, 2020		(31,766,000)	5,000,010		$ 1,000		7,838,000	21,213,363		(39,605,000)	(16,214,598)		$ 495		$ 750
Balance (in shares) at Dec. 31, 2020					6,262,460								4,946,687		7,500,000
Temporary Equity at Dec. 31, 2020			250,533,130													$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Dec. 31, 2020												25,053,313				2,000,000	9,753,798				11,166,941
Common stock subject to possible redemption			2,027,440					2,027,420					$ 20
Common stock subject to possible redemption (in shares)													202,744
Net loss			(2,027,442)								(2,027,442)
Balance at Mar. 31, 2021		(35,603,000)	5,000,008		$ 1,000		11,336,000	23,240,783		(46,940,000)	(18,242,040)		$ 515		$ 750
Balance (in shares) at Mar. 31, 2021					6,479,892								5,149,431		7,500,000
Temporary Equity at Mar. 31, 2021																$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Mar. 31, 2021																2,000,000	9,753,798				11,166,941
Temporary Equity at Dec. 31, 2020			250,533,130													$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Dec. 31, 2020												25,053,313				2,000,000	9,753,798				11,166,941
Balance at Dec. 31, 2020		(31,766,000)	5,000,010		$ 1,000		7,838,000	21,213,363		(39,605,000)	(16,214,598)		$ 495		$ 750
Balance (in shares) at Dec. 31, 2020					6,262,460								4,946,687		7,500,000
Net loss		(17,321,000)	(9,957,702)							(17,321,000)		$ 0		0
Stock Options Exercised		$ 223,000					223,000
Stock Options Exercised (in shares)		800,092			223,432
Issuance of common stock for intellectual property and research and development arrangement				$ 2,381,000					$ 2,381,000
Issuance of common stock for intellectual property and research and development arrangement (in shares)						95,295
Vesting of Restricted Common Stock		$ 416,000					416,000
Vesting of Restricted Common Stock (in shares)					54,801
Stock-based compensation		4,007,000					4,007,000
Balance at Jun. 30, 2021		(42,060,000)	5,000,008		$ 1,000		14,865,000	31,170,964		(56,926,000)	(26,172,300)		$ 594		$ 750
Balance (in shares) at Jun. 30, 2021					6,635,988								5,942,457		7,500,000
Temporary Equity at Jun. 30, 2021			240,575,430													$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Jun. 30, 2021					6,635,988							24,057,543				2,000,000	9,753,798				11,166,941
Temporary Equity at Mar. 31, 2021																$ 1,925,000	$ 21,111,000				$ 61,867,000	566,000
Temporary Equity (in shares) at Mar. 31, 2021																2,000,000	9,753,798				11,166,941
Balance at Mar. 31, 2021		(35,603,000)	5,000,008		$ 1,000		11,336,000	23,240,783		(46,940,000)	(18,242,040)		$ 515		$ 750
Balance (in shares) at Mar. 31, 2021					6,479,892								5,149,431		7,500,000
Common stock subject to possible redemption (in shares)													793,026
Common stock subject to possible redemption			7,930,260					7,930,181					$ 79
Net loss		(9,986,000)	(7,930,260)							(9,986,000)	(7,930,260)	$ 0		$ 0
Stock Options Exercised		29,000					29,000
Stock Options Exercised (in shares)					25,067
Issuance of common stock for intellectual property and research and development arrangement				$ 737,000					$ 737,000
Issuance of common stock for intellectual property and research and development arrangement (in shares)						95,295
Vesting of Restricted Common Stock		231,000					231,000
Vesting of Restricted Common Stock (in shares)					35,734
Stock-based compensation		2,532,000					2,532,000
Balance at Jun. 30, 2021		$ (42,060,000)	5,000,008		$ 1,000		$ 14,865,000	$ 31,170,964		$ (56,926,000)	$ (26,172,300)		$ 594		$ 750
Balance (in shares) at Jun. 30, 2021					6,635,988								5,942,457		7,500,000
Temporary Equity at Jun. 30, 2021			$ 240,575,430													$ 1,925,000	$ 21,111,000				$ 61,867,000	$ 566,000
Temporary Equity (in shares) at Jun. 30, 2021					6,635,988							24,057,543				2,000,000	9,753,798				11,166,941

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)